UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	425 Pike Street, Ste 600
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	December 31, 2001

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	4
Form 13F Information Table Entry Total:	76
Form 13F Information Table Value Total:	$160485

List of Other Included Managers: Oak Value;
Westfield; Voyageur; Seneca

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com                           COM                            6910 1083031.000SH     SOLE              1083031.000           690.000
                                                                 4  690.000 SH       DEFINED 01            690.000
Ascential Software             COM                            4322 1067209.000SH     SOLE              1067209.000           880.000
                                                                 4  880.000 SH       DEFINED 01            880.000
Avenue A                       COM                              35 20417.000SH       SOLE                20417.000
Berkshire Hathaway B           COM                             434  172.000 SH       SOLE                  172.000           172.000
                                                               434  172.000 SH       DEFINED 02            172.000
Boston Scientific              COM                            9401 389770.000SH      SOLE               389770.000           305.000
                                                                 7  305.000 SH       DEFINED 01            305.000
Cendant Corp                   COM                           11455 584127.000SH      SOLE               584127.000         10010.000
                                                               196 10010.000SH       DEFINED 01 02       10010.000
Champion Enterprises           COM                             499 40570.000SH       SOLE                40570.000
Chesapeake Energy Corp         COM                              91 13800.000SH       SOLE                13800.000         13800.000
                                                                91 13800.000SH       DEFINED 03          13800.000
ChevronTexaco                  COM                             269 2999.000 SH       SOLE                 2999.000
Citigroup                      COM                            8971 177709.000SH      SOLE               177709.000          1616.000
                                                                82 1616.000 SH       DEFINED 01 05        1616.000
Corel                          COM                             244 128519.000SH      SOLE               128519.000
EMC                            COM                             603 44886.000SH       SOLE                44886.000
Eli Lilly                      COM                             534 6800.000 SH       SOLE                 6800.000
Gemstar-TV Guide Int'l         COM                             767 27700.000SH       SOLE                27700.000
Guess?                         COM                             440 58690.000SH       SOLE                58690.000
Honeywell                      COM                            7786 230206.000SH      SOLE               230206.000           210.000
                                                                 7  210.000 SH       DEFINED 01            210.000
IBM                            COM                             241 1996.000 SH       SOLE                 1996.000           660.000
                                                                80  660.000 SH       DEFINED 05            660.000
ICOS Corp                      COM                             293 5100.000 SH       SOLE                 5100.000
Intel                          COM                             218 6920.000 SH       SOLE                 6920.000          3320.000
                                                               104 3320.000 SH       DEFINED 05           3320.000
Interpublic Group of Companies COM                           10133 343035.000SH      SOLE               343035.000          3050.000
                                                                90 3050.000 SH       DEFINED 01 02        3050.000
Mattel                         COM                            7310 425010.000SH      SOLE               425010.000           330.000
                                                                 6  330.000 SH       DEFINED 01            330.000
Microsoft                      COM                             847 12780.000SH       SOLE                12780.000          1420.000
                                                                94 1420.000 SH       DEFINED 05           1420.000
Newport                        COM                             340 17642.000SH       SOLE                17642.000
Principal Financial Group      COM                            9005 375195.000SH      SOLE               375195.000           280.000
                                                                 7  280.000 SH       DEFINED 01            280.000
Quanta Services                COM                             312 20190.000SH       SOLE                20190.000
R. G. Barry                    COM                             221 34960.000SH       SOLE                34960.000
Raytheon                       COM                            4765 146754.000SH      SOLE               146754.000           140.000
                                                                 5  140.000 SH       DEFINED 01            140.000
Republic Services              COM                            8509 426111.000SH      SOLE               426111.000          5370.000
                                                               107 5370.000 SH       DEFINED 01 02        5370.000
Safeway                        COM                            7185 172095.000SH      SOLE               172095.000           150.000
                                                                 6  150.000 SH       DEFINED 01            150.000
Scientific Atlanta             COM                             657 27455.000SH       SOLE                27455.000          2300.000
                                                                55 2300.000 SH       DEFINED 02           2300.000
Stewart Enterprises            COM                             462 77090.000SH       SOLE                77090.000
Stilwell Financial             COM                            7633 280410.000SH      SOLE               280410.000           260.000
                                                                 7  260.000 SH       DEFINED 01            260.000
Superior Energy Services Inc   COM                              90 10400.000SH       SOLE                10400.000         10400.000
                                                                90 10400.000SH       DEFINED 03          10400.000
Supervalu                      COM                            7290 329583.000SH      SOLE               329583.000           290.000
                                                                 6  290.000 SH       DEFINED 01            290.000
The Gap                        COM                            8861 635630.000SH      SOLE               635630.000           500.000
                                                                 7  500.000 SH       DEFINED 01            500.000
USA Networks, Inc              COM                             208 7600.000 SH       SOLE                 7600.000          7600.000
                                                               208 7600.000 SH       DEFINED 02           7600.000
Valspar Corporation            COM                             891 22488.000SH       SOLE                22488.000
Wells Fargo                    COM                             434 10000.000SH       SOLE                10000.000
Westpoint Stevens              COM                             223 90890.000SH       SOLE                90890.000
WorldCom                       COM                            8599 610710.000SH      SOLE               610710.000           490.000
                                                                 7  490.000 SH       DEFINED 01            490.000
Brandywine Blue Fund                                           226 10634.548SH       SOLE                10634.548
Harbor International Fund                                     1667 56252.137SH       SOLE                56252.137
Masters' Select Equity                                        1652 131245.736SH      SOLE               131245.736
Masters' Select International                                 1503 120555.655SH      SOLE               120555.655
Oakmark Fund                                                 11355 321937.102SH      SOLE               321937.102           183.585
                                                                 6  183.585 SH       DEFINED 01            183.585
Rainier Core Equity                                            757 33909.144SH       SOLE                33909.144
S&P 500 SPDR Trust                                            1591 13930.000SH       SOLE                13930.000
Strong Growth Fund                                             244 13802.226SH       SOLE                13802.226
Templeton Emerging Mkts Fund                                    81 10200.000SH       SOLE                10200.000
Tweedy Browne Global Value                                     844 45545.711SH       SOLE                45545.711
Strong Schafer Value Fund III                                 1367   143269 SH       SOLE                   143269